Revenue - Contract costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capitalized Contract Cost [Line Items]
Contract costs	$ 0	$ 2,673,000
Fulfillment costs
Capitalized Contract Cost [Line Items]
Contract costs	0	2,673,000
Contract costs capitalized during the period	0	2,909,000
Capitalized contract costs amortized	$ 2,673,000	$ 1,668,000